Benefit Payments, Which Reflect Expected Future Services, Expected to be Paid (Detail) (USD $)	Mar. 31, 2013
Compensation And Retirement Disclosure [Abstract]
2014	$ 47,713
2015	42,140
2016	52,234
2017	161,243
2018	65,913
2019-2023	$ 446,148